T. ROWE PRICE Equity Index 500 Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 10.9%
Diversified Telecommunication Services 1.4%
AT&T  6,766,971 204,836
Lumen Technologies  942,733 12,586
Verizon Communications  3,923,179 228,133
445,555
Entertainment 2.1%
Activision Blizzard  734,296 68,289
Electronic Arts  273,164 36,978
Live Nation Entertainment (1) 136,356 11,543
Netflix (1) 420,126 219,163
Take-Two Interactive Software (1) 108,857 19,235
Walt Disney (1) 1,721,845 317,715
672,923
Interactive Media & Services 5.9%
Alphabet, Class A (1) 285,556 588,965
Alphabet, Class C (1) 273,269 565,293
Facebook, Class A (1) 2,283,212 672,474
Twitter (1) 754,884 48,033
1,874,765
Media 1.3%
Charter Communications, Class A (1)(2) 134,280 82,854
Comcast, Class A  4,337,964 234,727
Discovery, Class A (1)(2) 151,568 6,587
Discovery, Class C (1) 281,330 10,378
DISH Network, Class A (1) 235,921 8,541
Fox, Class A  321,324 11,603
Fox, Class B  148,733 5,195
Interpublic Group  372,440 10,875
News, Class A  372,033 9,461
News, Class B  117,569 2,758
Omnicom Group (2) 205,107 15,209
ViacomCBS, Class B (2) 557,656 25,150
423,338
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 554,011 69,412
69,412
Total Communication Services 3,485,993

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.1%
Aptiv (1) 255,852 35,282
BorgWarner  233,450 10,823
46,105
Automobiles 1.9%
Ford Motor (1) 3,713,280 45,487
General Motors  1,195,874 68,715
Tesla (1)(2) 729,190 487,048
601,250
Distributors 0.1%
Genuine Parts  137,266 15,867
LKQ (1) 259,936 11,003
Pool  38,212 13,192
40,062
Hotels, Restaurants & Leisure 2.2%
Booking Holdings (1) 39,007 90,880
Caesars Entertainment (1) 197,791 17,297
Carnival (1) 759,450 20,156
Chipotle Mexican Grill (1) 26,647 37,861
Darden Restaurants  123,963 17,603
Domino's Pizza  37,430 13,766
Expedia Group  129,880 22,355
Hilton Worldwide Holdings (1) 263,840 31,904
Las Vegas Sands  313,496 19,048
Marriott International, Class A (1) 252,968 37,467
McDonald's  708,348 158,769
MGM Resorts International  389,968 14,815
Norwegian Cruise Line Holdings (1)(2) 347,924 9,599
Penn National Gaming (1) 141,157 14,799
Royal Caribbean Cruises  208,199 17,824
Starbucks  1,117,667 122,127
Wynn Resorts (1) 99,342 12,454
Yum! Brands  284,825 30,812
689,536
Household Durables 0.4%
DR Horton  312,644 27,863
Garmin  142,320 18,765
Leggett & Platt  126,438 5,772
Lennar, Class A  262,902 26,613
Mohawk Industries (1) 56,621 10,889
Newell Brands  362,813 9,716

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
NVR (1) 3,245 15,287
PulteGroup  249,109 13,063
Whirlpool  59,701 13,155
141,123
Internet & Direct Marketing Retail 4.1%
Amazon.com (1) 406,319 1,257,183
eBay  613,881 37,594
Etsy (1) 119,490 24,098
1,318,875
Leisure Products 0.0%
Hasbro (2) 121,578 11,686
11,686
Multiline Retail 0.5%
Dollar General  232,888 47,188
Dollar Tree (1) 222,232 25,436
Target  474,442 93,973
166,597
Specialty Retail 2.3%
Advance Auto Parts  62,274 11,427
AutoZone (1) 21,002 29,493
Best Buy  219,234 25,170
CarMax (1) 154,108 20,444
Gap (1) 196,424 5,850
Home Depot  1,021,359 311,770
L Brands (1) 222,976 13,793
Lowe's  694,209 132,025
O'Reilly Automotive (1) 66,682 33,824
Ross Stores  338,108 40,543
TJX  1,135,110 75,088
Tractor Supply  111,133 19,679
Ulta Beauty (1) 53,697 16,601
735,707
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands (2) 332,479 6,540
NIKE, Class B  1,207,479 160,462
PVH  67,826 7,169
Ralph Lauren  46,667 5,748
Tapestry  266,216 10,971
Under Armour, Class A (1)(2) 181,198 4,015
Under Armour, Class C (1) 184,442 3,405

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
VF  305,584 24,422
222,732
Total Consumer Discretionary 3,973,673
CONSUMER STAPLES 6.2%
Beverages 1.5%
Brown-Forman, Class B  174,214 12,015
Coca-Cola  3,679,086 193,925
Constellation Brands, Class A  161,729 36,874
Molson Coors Beverage, Class B  178,868 9,149
Monster Beverage (1) 350,572 31,934
PepsiCo  1,310,087 185,312
469,209
Food & Staples Retailing 1.3%
Costco Wholesale  419,391 147,827
Kroger  723,019 26,021
Sysco  486,041 38,271
Walgreens Boots Alliance  682,250 37,456
Walmart  1,314,974 178,613
428,188
Food Products 1.0%
Archer-Daniels-Midland  530,788 30,255
Campbell Soup  193,216 9,713
Conagra Brands  465,464 17,501
General Mills  583,219 35,763
Hershey  139,566 22,074
Hormel Foods  254,090 12,140
J M Smucker  104,072 13,168
Kellogg  241,785 15,305
Kraft Heinz  619,713 24,789
Lamb Weston Holdings  139,737 10,827
McCormick  235,313 20,980
Mondelez International, Class A  1,340,967 78,487
Tyson Foods, Class A  281,005 20,879
311,881
Household Products 1.5%
Church & Dwight  232,699 20,326
Clorox  120,555 23,253
Colgate-Palmolive  805,801 63,521
Kimberly-Clark  321,015 44,637
Procter & Gamble  2,338,445 316,696
468,433

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Personal Products 0.2%
Estee Lauder, Class A  215,110 62,565
62,565
Tobacco 0.7%
Altria Group  1,765,399 90,318
Philip Morris International  1,478,024 131,160
221,478
Total Consumer Staples 1,961,754
ENERGY 2.8%
Energy Equipment & Services 0.2%
Baker Hughes  653,120 14,114
Halliburton  844,495 18,123
NOV  368,197 5,052
Schlumberger  1,328,191 36,113
73,402
Oil, Gas & Consumable Fuels 2.6%
APA  359,106 6,428
Cabot Oil & Gas  380,309 7,142
Chevron  1,825,479 191,292
ConocoPhillips  1,286,173 68,129
Devon Energy  567,307 12,396
Diamondback Energy  171,770 12,623
EOG Resources  554,761 40,237
Exxon Mobil  4,021,198 224,503
Hess  260,628 18,442
HollyFrontier  142,290 5,091
Kinder Morgan  1,857,503 30,927
Marathon Oil  749,689 8,007
Marathon Petroleum  620,787 33,206
Occidental Petroleum  801,344 21,332
ONEOK  424,766 21,519
Phillips 66  416,830 33,988
Pioneer Natural Resources  193,314 30,702
Valero Energy  389,139 27,862
Williams  1,149,936 27,242
821,068
Total Energy 894,470
FINANCIALS 11.3%
Banks 4.5%
Bank of America  7,214,634 279,134
Citigroup  1,980,234 144,062

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Citizens Financial Group  407,401 17,987
Comerica  132,713 9,521
Fifth Third Bancorp  674,199 25,249
First Republic Bank  164,783 27,478
Huntington Bancshares  967,455 15,208
JPMorgan Chase  2,895,726 440,816
KeyCorp  916,147 18,305
M&T Bank  120,397 18,253
People's United Financial  405,341 7,256
PNC Financial Services Group  400,359 70,227
Regions Financial  916,318 18,931
SVB Financial Group (1) 51,313 25,331
Truist Financial  1,279,000 74,591
U.S. Bancorp  1,298,117 71,799
Wells Fargo  3,925,915 153,385
Zions Bancorp  156,551 8,604
1,426,137
Capital Markets 2.9%
Ameriprise Financial  110,876 25,773
Bank of New York Mellon  766,857 36,265
BlackRock  134,562 101,454
Cboe Global Markets  99,814 9,851
Charles Schwab  1,418,255 92,442
CME Group  340,996 69,642
Franklin Resources  259,954 7,695
Goldman Sachs Group  326,982 106,923
Intercontinental Exchange  532,747 59,497
Invesco  359,294 9,061
MarketAxess Holdings  36,348 18,098
Moody's  152,348 45,493
Morgan Stanley  1,424,619 110,636
MSCI  78,727 33,009
Nasdaq  109,410 16,133
Northern Trust  196,116 20,614
Raymond James Financial  116,333 14,258
S&P Global  228,655 80,685
State Street  333,608 28,026
T. Rowe Price Group (3) 214,500 36,808
922,363
Consumer Finance 0.6%
American Express  619,370 87,603
Capital One Financial  434,048 55,224
Discover Financial Services  290,450 27,590

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Synchrony Financial  519,378 21,118
191,535
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1) 1,809,496 462,272
462,272
Insurance 1.9%
Aflac  608,111 31,123
Allstate  287,757 33,063
American International Group  821,928 37,981
Aon, Class A  214,593 49,380
Arthur J Gallagher  181,883 22,694
Assurant  55,943 7,931
Chubb  428,692 67,720
Cincinnati Financial  142,004 14,639
Everest Re Group  37,343 9,254
Globe Life  86,698 8,378
Hartford Financial Services Group  342,113 22,850
Lincoln National  173,613 10,811
Loews  215,604 11,056
Marsh & McLennan  481,345 58,628
MetLife  713,859 43,395
Principal Financial Group  238,585 14,306
Progressive  555,505 53,112
Prudential Financial  377,795 34,417
Travelers  240,427 36,160
Unum Group  191,687 5,335
W R Berkley  134,286 10,118
Willis Towers Watson  122,141 27,956
610,307
Total Financials 3,612,614
HEALTH CARE 13.0%
Biotechnology 1.8%
AbbVie  1,674,873 181,255
Alexion Pharmaceuticals (1) 207,578 31,741
Amgen  548,555 136,486
Biogen (1) 144,751 40,494
Gilead Sciences  1,194,415 77,195
Incyte (1) 177,356 14,413
Regeneron Pharmaceuticals (1) 99,393 47,027
Vertex Pharmaceuticals (1) 246,686 53,010
581,621

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 3.6%
Abbott Laboratories  1,680,555 201,398
ABIOMED (1) 42,900 13,673
Align Technology (1) 68,433 37,059
Baxter International  479,605 40,450
Becton Dickinson & Company  275,104 66,892
Boston Scientific (1) 1,345,745 52,013
Cooper  46,770 17,964
Danaher  602,051 135,510
DENTSPLY SIRONA  208,538 13,307
DexCom (1) 91,688 32,952
Edwards Lifesciences (1) 591,270 49,454
Hologic (1) 245,531 18,263
IDEXX Laboratories (1) 81,364 39,812
Intuitive Surgical (1) 111,724 82,557
Medtronic  1,278,112 150,983
ResMed  138,393 26,851
STERIS  81,187 15,464
Stryker  310,870 75,722
Teleflex  44,520 18,496
Varian Medical Systems (1) 86,906 15,341
West Pharmaceutical Services  70,232 19,790
Zimmer Biomet Holdings  197,797 31,663
1,155,614
Health Care Providers & Services 2.7%
AmerisourceBergen  139,949 16,524
Anthem  232,516 83,462
Cardinal Health  279,378 16,972
Centene (1) 550,378 35,175
Cigna  334,128 80,772
CVS Health  1,242,626 93,483
DaVita (1) 68,140 7,343
HCA Healthcare  250,821 47,240
Henry Schein (1) 136,090 9,423
Humana  122,351 51,296
Laboratory Corp. of America Holdings (1) 91,940 23,447
McKesson  150,950 29,441
Quest Diagnostics  125,572 16,116
UnitedHealth Group  896,875 333,700
Universal Health Services, Class B  74,150 9,891
854,285

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Health Care Technology 0.1%
Cerner  292,512 21,026
21,026
Life Sciences Tools & Services 1.1%
Agilent Technologies  289,414 36,796
Bio-Rad Laboratories, Class A (1) 20,396 11,650
Illumina (1) 138,715 53,275
IQVIA Holdings (1) 181,939 35,140
Mettler-Toledo International (1) 22,233 25,694
PerkinElmer  106,668 13,684
Thermo Fisher Scientific  373,999 170,686
Waters (1) 59,184 16,818
363,743
Pharmaceuticals 3.7%
Bristol-Myers Squibb  2,127,657 134,319
Catalent (1) 157,246 16,559
Eli Lilly  754,774 141,007
Johnson & Johnson  2,493,238 409,764
Merck  2,399,569 184,983
Perrigo  129,831 5,254
Pfizer  5,285,370 191,489
Viatris (1) 1,152,890 16,106
Zoetis  451,003 71,024
1,170,505
Total Health Care 4,146,794
INDUSTRIALS & BUSINESS SERVICES 8.8%
Aerospace & Defense 1.7%
Boeing (1) 521,056 132,723
General Dynamics  219,032 39,767
Howmet Aerospace (1) 372,470 11,967
Huntington Ingalls Industries  38,742 7,975
L3Harris Technologies  195,265 39,576
Lockheed Martin  233,840 86,404
Northrop Grumman  147,363 47,693
Raytheon Technologies  1,444,739 111,635
Teledyne Technologies (1) 35,285 14,596
Textron  218,518 12,255
TransDigm Group (1) 51,935 30,534
535,125
Air Freight & Logistics 0.7%
CH Robinson Worldwide  128,889 12,300
Expeditors International of Washington  161,148 17,354

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
FedEx  229,254 65,117
United Parcel Service, Class B  680,756 115,722
210,493
Airlines 0.3%
Alaska Air Group (1) 116,849 8,087
American Airlines Group (1)(2) 584,146 13,961
Delta Air Lines (1) 608,500 29,378
Southwest Airlines  563,216 34,390
United Airlines Holdings (1) 277,595 15,973
101,789
Building Products 0.5%
A O Smith  129,683 8,768
Allegion  85,411 10,729
Carrier Global  777,706 32,835
Fortune Brands Home & Security  132,625 12,708
Johnson Controls International  683,150 40,764
Masco  243,442 14,582
Trane Technologies  226,088 37,431
157,817
Commercial Services & Supplies 0.4%
Cintas  84,028 28,679
Copart (1) 198,882 21,600
Republic Services  197,923 19,664
Rollins  211,151 7,268
Waste Management  369,343 47,653
124,864
Construction & Engineering 0.0%
Quanta Services  132,612 11,667
11,667
Electrical Equipment 0.6%
AMETEK  217,445 27,774
Eaton  377,929 52,260
Emerson Electric  566,985 51,154
Generac Holdings (1) 59,697 19,548
Rockwell Automation  111,005 29,465
180,201
Industrial Conglomerates 1.2%
3M  548,023 105,593
General Electric  8,332,352 109,404
Honeywell International  660,421 143,358

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Roper Technologies  100,048 40,353
398,708
Machinery 1.8%
Caterpillar  517,112 119,903
Cummins  140,571 36,423
Deere  297,355 111,252
Dover  137,500 18,855
Fortive  322,519 22,783
IDEX  71,969 15,065
Illinois Tool Works  273,312 60,544
Ingersoll Rand (1) 354,414 17,441
Otis Worldwide  384,432 26,314
PACCAR  328,765 30,549
Parker-Hannifin  122,190 38,542
Pentair  158,341 9,868
Snap-on  51,716 11,933
Stanley Black & Decker  153,123 30,574
Westinghouse Air Brake Technologies  170,190 13,472
Xylem  172,157 18,108
581,626
Professional Services 0.4%
Equifax  116,339 21,072
IHS Markit  353,695 34,231
Jacobs Engineering Group  123,068 15,909
Leidos Holdings  126,957 12,223
Nielsen Holdings  341,570 8,591
Robert Half International  108,775 8,492
Verisk Analytics  155,364 27,451
127,969
Road & Rail 1.0%
CSX  725,908 69,992
JB Hunt Transport Services (2) 79,626 13,383
Kansas City Southern  86,334 22,785
Norfolk Southern  239,259 64,246
Old Dominion Freight Line  90,614 21,785
Union Pacific  636,011 140,183
332,374
Trading Companies & Distributors 0.2%
Fastenal  543,975 27,351
United Rentals (1) 68,888 22,686

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
WW Grainger  41,731 16,731
66,768
Total Industrials & Business Services 2,829,401
INFORMATION TECHNOLOGY 26.6%
Communications Equipment 0.9%
Arista Networks (1) 51,876 15,661
Cisco Systems  4,009,164 207,314
F5 Networks (1) 58,844 12,276
Juniper Networks  316,036 8,005
Motorola Solutions  160,799 30,238
273,494
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A  570,849 37,659
CDW  133,845 22,185
Corning  729,643 31,747
FLIR Systems  125,268 7,074
IPG Photonics (1) 34,113 7,196
Keysight Technologies (1) 176,829 25,357
TE Connectivity  313,489 40,474
Trimble (1) 238,180 18,528
Zebra Technologies, Class A (1) 50,865 24,679
214,899
IT Services 5.2%
Accenture, Class A  602,476 166,434
Akamai Technologies (1)(2) 155,074 15,802
Automatic Data Processing  405,639 76,451
Broadridge Financial Solutions  110,327 16,891
Cognizant Technology Solutions, Class A  503,666 39,346
DXC Technology  242,919 7,594
Fidelity National Information Services  589,649 82,911
Fiserv (1) 545,764 64,968
FleetCor Technologies (1) 79,705 21,411
Gartner (1) 84,773 15,475
Global Payments  280,422 56,527
International Business Machines  846,965 112,867
Jack Henry & Associates  72,898 11,060
Mastercard, Class A  832,570 296,437
Paychex  303,220 29,722
PayPal Holdings (1) 1,112,240 270,096
VeriSign (1) 94,251 18,733
Visa, Class A  1,610,685 341,030

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Western Union  384,347 9,478
1,653,233
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices (1) 1,144,546 89,847
Analog Devices  350,532 54,361
Applied Materials  867,385 115,883
Broadcom  384,923 178,473
Enphase Energy (1) 120,657 19,566
Intel  3,858,429 246,939
KLA  146,515 48,409
Lam Research  135,672 80,757
Maxim Integrated Products  255,250 23,322
Microchip Technology  248,530 38,577
Micron Technology (1) 1,058,626 93,381
Monolithic Power Systems  40,539 14,319
NVIDIA  588,726 314,339
NXP Semiconductors  262,989 52,950
Qorvo (1) 108,911 19,898
QUALCOMM  1,074,938 142,526
Skyworks Solutions  156,582 28,730
Teradyne  158,523 19,289
Texas Instruments  874,062 165,189
Xilinx  231,972 28,741
1,775,496
Software 8.3%
Adobe (1) 455,189 216,383
ANSYS (1) 81,415 27,645
Autodesk (1) 208,591 57,811
Cadence Design Systems (1) 266,219 36,469
Citrix Systems  117,266 16,459
Fortinet (1) 128,740 23,742
Intuit  260,005 99,598
Microsoft  7,158,752 1,687,819
NortonLifeLock  549,949 11,692
Oracle  1,761,361 123,595
Paycom Software (1) 46,755 17,302
salesforce.com (1) 870,190 184,367
ServiceNow (1) 185,689 92,865
Synopsys (1) 144,562 35,820
Tyler Technologies (1) 38,637 16,403
2,647,970
Technology Hardware, Storage & Peripherals 6.0%
Apple  14,978,907 1,829,674

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Hewlett Packard Enterprise  1,225,365 19,287
HP  1,189,432 37,765
NetApp  213,323 15,502
Seagate Technology  190,742 14,639
Western Digital  290,398 19,384
1,936,251
Total Information Technology 8,501,343
MATERIALS 2.7%
Chemicals 1.9%
Air Products & Chemicals  210,643 59,262
Albemarle  110,183 16,099
Celanese  108,384 16,237
CF Industries Holdings  202,813 9,204
Corteva  703,989 32,820
Dow  703,430 44,977
DuPont de Nemours  511,877 39,558
Eastman Chemical  128,596 14,161
Ecolab  235,612 50,437
FMC  123,406 13,650
International Flavors & Fragrances  237,213 33,117
Linde  496,532 139,099
LyondellBasell Industries, Class A  243,357 25,321
Mosaic  326,947 10,335
PPG Industries  225,403 33,869
Sherwin-Williams  76,573 56,512
594,658
Construction Materials 0.1%
Martin Marietta Materials  59,417 19,953
Vulcan Materials  124,818 21,063
41,016
Containers & Packaging 0.3%
Amcor  1,469,231 17,161
Avery Dennison  77,857 14,298
Ball  312,103 26,447
International Paper  373,879 20,216
Packaging Corp. of America  90,190 12,129
Sealed Air  147,988 6,781
Westrock  250,497 13,038
110,070
Metals & Mining 0.4%
Freeport-McMoRan (1) 1,385,247 45,616
Newmont  759,994 45,805

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Nucor  283,852 22,785
114,206
Total Materials 859,950
REAL ESTATE 2.5%
Equity Real Estate Investment Trusts 2.4%
Alexandria Real Estate Equities, REIT  118,488 19,468
American Tower, REIT  421,876 100,854
AvalonBay Communities, REIT  133,566 24,644
Boston Properties, REIT  134,718 13,642
Crown Castle International, REIT  409,356 70,462
Digital Realty Trust, REIT  267,340 37,652
Duke Realty, REIT  353,359 14,816
Equinix, REIT  84,605 57,497
Equity Residential, REIT  327,561 23,463
Essex Property Trust, REIT  62,040 16,865
Extra Space Storage, REIT  122,768 16,273
Federal Realty Investment Trust, REIT  65,742 6,670
Healthpeak Properties, REIT  512,562 16,269
Host Hotels & Resorts, REIT  673,442 11,347
Iron Mountain, REIT (2) 274,951 10,176
Kimco Realty, REIT  412,673 7,738
Mid-America Apartment Communities, REIT  108,739 15,698
Prologis, REIT  702,220 74,435
Public Storage, REIT  144,376 35,626
Realty Income, REIT  335,644 21,313
Regency Centers, REIT  150,735 8,548
SBA Communications, REIT  103,809 28,812
Simon Property Group, REIT  311,093 35,393
UDR, REIT  281,172 12,332
Ventas, REIT  357,561 19,072
Vornado Realty Trust, REIT  149,675 6,794
Welltower, REIT  399,228 28,597
Weyerhaeuser, REIT  713,217 25,390
759,846
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 320,325 25,341
25,341
Total Real Estate 785,187
UTILITIES 2.6%
Electric Utilities 1.7%
Alliant Energy  238,370 12,910
American Electric Power  473,602 40,114

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
Duke Energy  729,975 70,465
Edison International  362,327 21,232
Entergy  191,182 19,017
Evergy  216,511 12,889
Eversource Energy  325,015 28,143
Exelon  924,518 40,438
FirstEnergy  517,223 17,942
NextEra Energy  1,861,916 140,780
NRG Energy  228,718 8,630
Pinnacle West Capital  107,220 8,722
PPL  735,821 21,221
Southern  1,002,398 62,309
Xcel Energy  501,351 33,345
538,157
Gas Utilities 0.0%
Atmos Energy  119,876 11,850
11,850
Independent Power & Renewable Electricity Producers 0.0%
AES  634,788 17,019
17,019
Multi-Utilities 0.8%
Ameren  235,922 19,195
CenterPoint Energy  520,158 11,782
CMS Energy  272,770 16,699
Consolidated Edison  323,919 24,229
Dominion Energy  765,157 58,121
DTE Energy  183,107 24,379
NiSource  357,381 8,617
Public Service Enterprise Group  479,511 28,871
Sempra Energy  287,362 38,098
WEC Energy Group  300,973 28,168
258,159
Water Utilities 0.1%
American Water Works  173,050 25,944
25,944
Total Utilities 851,129
Total Common Stocks (Cost $11,365,571) 31,902,308

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 94,368,560 94,369
94,369
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.05%, 12/30/21 (5) 7,130,000 7,127
7,127
Total Short-Term Investments (Cost $101,496) 101,496
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.08% (3)(4) 4,662,209 46,622
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 46,622
Total Securities Lending Collateral (Cost $46,622) 46,622
Total Investments in Securities 100.1%
(Cost $11,513,689) $ 32,050,426
Other Assets Less Liabilities (0.1)% (38,068)
Net Assets 100.0% $ 32,012,358
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 584 S&P 500 E-Mini Index contracts 6/21 115,848 $ 1,450
Net payments (receipts) of variation margin to date (875)
Variation margin receivable (payable) on open futures contracts $ 575

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 2,455 $ 2,221 $ 245
T. Rowe Price Government Reserve Fund, 0.04% — — 10
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ 2,455# $ 2,221 $ 255+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Group  $ 36,293 $ — $ 1,706 $ 36,808
T. Rowe Price Government
Reserve Fund, 0.04% 66,967  ¤  ¤ 94,369
T. Rowe Price Short-Term Fund,
0.08% 64,990  ¤  ¤ 46,622
Total $ 177,799^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $255 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $151,095.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Equity Index 500 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Equity Index 500 Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F50-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 31,902,308 $ — $ — $ 31,902,308
Short-Term Investments 94,369 7,127 — 101,496
Securities Lending Collateral 46,622 — — 46,622
Total Securities 32,043,299 7,127 — 32,050,426
Futures Contracts* 1,450 — — 1,450
Total $ 32,044,749 $ 7,127 $ — $ 32,051,876
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.